Earnings Per Share - Summary of Components of Basic and Diluted Earnings Per Share (Parenthetical) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Earnings Per Share [Abstract]
Dilutive Securities, Effect on Basic Earnings Per Share, Total	$ 0